Segment information	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment information
Segment information

Note 4. Segment information

Sirius Group classifies its business into four reportable segments – Global Property, Global A&H, Specialty and Casualty (“Specialty & Casualty”), and Runoff and Other (“Runoff & Other”). The accounting policies of the reportable segments are the same as those used for the preparation of the Company’s consolidated financial statements.

The Company’s Global Property, Global A&H, Specialty & Casualty, and Runoff & Other reportable segments each have managers who are responsible for the overall profitability of their respective segments and who are directly accountable to the Company’s chief operating decision maker, the Chief Executive Officer (“CEO”) of the Company. The CEO assesses segment operating performance, allocates capital, and makes resource allocation decisions based on Technical profit (loss), Underwriting profit (loss), and Underwriting profit (loss), including net service fee revenue.

Segment results are shown prior to corporate eliminations. Corporate eliminations are shown to reconcile to consolidated Technical profit (loss), consolidated Underwriting profit (loss) and consolidated Underwriting profit (loss), including net service fee revenue.

Sirius Group does not allocate its assets by segment, with the exception of goodwill and intangible assets, and, accordingly, investment income is not allocated to each segment.

Global Property

Global Property consists of Sirius Group’s underwriting lines of business which offer other property insurance and reinsurance, property catastrophe excess reinsurance, and agriculture reinsurance on a worldwide basis:

Other Property—Sirius Group participates in the broker market for property reinsurance treaties written on a proportional and excess of loss basis. For Sirius Group’s international business, the book consists of treaty, written on both a proportional and excess of loss basis, facultative, and primary business, primarily in Europe, Asia and Latin America. In the United States, the book predominantly centers on significant participations on proportional and excess of loss treaties mostly in the excess and surplus lines segment of the market.

Property Catastrophe Excess—Property catastrophe excess of loss reinsurance treaties cover losses from catastrophic events. Sirius Group writes a worldwide book with the largest concentration of exposure in Europe and the United States. The U.S. book written in Bermuda has a national account focus supporting principally the lower and/or middle layers of large capacity programs. Additionally, Stockholm writes a U.S. book mainly consisting of select small regional and standard lines carriers. The exposures written in the international book are diversified across many countries, regions, perils and layers.

Agriculture—Sirius Group provides stop-loss reinsurance coverage to companies writing U.S. government-sponsored multi-peril crop insurance (“MPCI”). Sirius Group’s participation is net of the government’s stop-loss reinsurance protection. Sirius Group also provides coverage for crop-hail and certain named perils when bundled with MPCI business. Sirius Group also writes agriculture business outside of the United States.

Global A&H

The Global A&H operating segment consists of Sirius Group’s insurance, reinsurance, and managing general underwriting (“MGU”) units (which include Armada and IMG) that offer accident and health products on a worldwide basis:

Accident and Health insurance and reinsurance—Sirius Group is an insurer of accident and health insurance business in the United States, either on an admitted or surplus lines basis, as well as international business written through wholly-owned IMG. Armada business is written on an admitted basis. Sirius Group also writes proportional and excess  reinsurance treaties covering employer medical stop-loss for per person (specific) and per employer (aggregate) exposures. In addition, Sirius Group writes some medical, health, travel and personal accident coverages written on a treaty, facultative and primary basis.

Specialty & Casualty

Specialty & Casualty consists of Sirius Group’s insurance and reinsurance underwriting units which offer specialty & casualty product lines on a worldwide basis. Specialty lines represent unique risks where the more difficult and unusual risks are underwritten. Because specialty lines tend to be the more unusual or higher risks, much of the market is characterized by a high degree of specialization:

Aviation & Space provides aviation insurance that covers loss of or damage to an aircraft and the aircraft operations’ liability to passengers, cargo and hull as well as to third parties. Additionally, liability arising out of non-aircraft operations such as hangars, airports and aircraft products can be covered. Space insurance primarily covers loss of or damage to a satellite during launch and in orbit. The book consists of treaty, written on both a proportional and excess of loss basis, facultative, and primary business.

Marine provides marine reinsurance, primarily written on an excess of loss and proportional basis. Coverage offered includes damage to ships and goods in transit, marine liability lines, and offshore energy industry insurance. Sirius Group also writes yacht business, both on reinsurance and a primary basis. The marine portfolio is diversified across many countries and regions.

Trade Credit writes credit and bond reinsurance worldwide. The bulk of the business is traditional short-term commercial credit insurance, covering pre-agreed domestic and export sales of goods and services with typical coverage periods of 60 to 120 days. Losses under these policies are correlated to adverse changes in a respective country’s gross national product.

Contingency underwrites contingency insurance for event cancellation and non-appearance, primarily on a primary policy and facultative reinsurance basis. Additionally, coverage for liabilities arising from contractual bonus, prize redemption and over-redemption is also offered. The contingency portfolio is diversified across many countries and regions.

Casualty underwrites a cross section of all casualty lines, including general liability, umbrella, auto, workers compensation, professional liability, and other specialty classes, written on a proportional, excess of loss, and primary basis.

Surety underwrites commercial surety bonds, including non-construction contract bonds, in a broad range of business segments in the United States.

Environmental underwrites a pure environmental insurance book in the United States consisting of four core products that revolve around pollution coverage, which are premises pollution liability, contractor’s pollution liability, contractor’s pollution and professional liability.

Runoff & Other

Runoff & Other consists of asbestos risks, environmental risks and other latent liability exposures, and underwriting results from Sirius Global Solutions Holding Company ("Sirius Global Solutions") and its subsidiaries. Sirius Global Solutions is a Connecticut-based division of Sirius Group specializing in the acquisition and management of runoff liabilities for insurance and reinsurance companies, both in the United States and internationally.

The following tables summarize the segment results for the three months ended September 30, 2018 and 2017:

	For the Three Months Ended September 30, 2018
			Specialty &		Corporate
(Millions)	Global Property	Global A&H	Casualty	Runoff & Other	Elimination	Total
Gross written premiums	$203.7	$117.1	$76.5	$0.7	$—	$398.0
Net written premiums	$144.9	$87.9	$72.6	$0.3	$—	$305.7
Net earned insurance and reinsurance premiums	$172.7	$89.6	$58.4	$0.4	$—	$321.1
Loss and allocated LAE(1)	(173.2)	(51.3)	(34.1)	10.2	—	(248.4)
Insurance and reinsurance acquisition expenses	(30.1)	(26.7)	(16.2)	(0.1)	13.9	(59.2)
Technical profit (loss)	(30.6)	11.6	8.1	10.5	13.9	13.5
Unallocated LAE(2)	(3.3)	(1.7)	(1.6)	(0.7)	(4.7)	(12.0)
Other underwriting expenses	(17.5)	(6.4)	(8.4)	(1.4)	(2.0)	(35.7)
Underwriting (loss) income	(51.4)	3.5	(1.9)	8.4	7.2	(34.2)
Service fee revenue(3)	—	29.3	—	—	(13.9)	15.4
Managing general underwriter unallocated LAE(4)	—	(4.7)	—	—	4.7	—
Managing general underwriter other underwriting expenses(5)	—	(2.0)	—	—	2.0	—
General and administrative expenses, MGU + Runoff & Other(6)	—	(13.8)	—	(0.8)	—	(14.6)
Underwriting (loss) income, including net service fee income	(51.4)	12.3	(1.9)	7.6	—	(33.4)
Net investment income						21.8
Net realized investment (losses) gains						3.9
Net unrealized investment (losses) gains						(11.7)
Net foreign exchange gains (losses)						(0.4)
Other revenue(7)						1.6
General and administrative expenses(8)						(4.9)
Intangible asset amortization expenses						(3.9)
Interest expense on debt						(7.6)
Pre-tax (loss) income						$(34.6)
Underwriting Ratios
Loss ratio	102.2%	59.2%	61.1%	NM	NM	81.1%
Acquisition expense ratio	17.4%	29.8%	27.7%	NM	NM	18.4%
Other underwriting expense ratio	10.1%	7.1%	14.4%	NM	NM	11.1%
Combined ratio (9)	129.7%	96.1%	103.2%	NM	NM	110.6%
					—
Goodwill and intangible assets(10)	$—	$600.1	$—	$8.1	$—	$608.2

(1)Loss and allocated loss adjustment expenses (“LAE”) are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(2)Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(3)Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) Income (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(4)Managing general underwriter unallocated LAE represents IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the claims process. In prior periods, all Armada and IMG expenses were disclosed within General and administrative expenses, MGU + Runoff & Other.

(5)Managing general underwriter other underwriting expenses represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the underwriting process. In prior periods, all Armada and IMG expenses were disclosed within General and administrative expenses, MGU + Runoff & Other.

(6)General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) Income (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(7)Other revenue is presented net of Service fee revenue and is comprised mainly of gains (losses) from derivatives (see Note 11) (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(8)General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(9)Ratios considered not meaningful (“NM”) to Runoff & Other and Corporate Elimination.

(10)Sirius Group does not allocate its assets by segment, with the exception of goodwill and intangible assets.

	For the Three Months Ended September 30, 2017
			Specialty &		Corporate
(Millions)	Global Property	Global A&H	Casualty	Runoff & Other	Elimination	Total
Gross written premiums	$154.6	$149.6	$53.4	$(0.9)	$—	$356.7
Net written premiums	$121.4	$107.6	$48.4	$0.2	$—	$277.6
Net earned insurance and reinsurance premiums	$162.0	$75.2	$45.2	$0.4	$—	$282.8
Loss and allocated LAE(1)	(283.4)	(42.9)	(34.6)	1.7	—	(359.2)
Insurance and reinsurance acquisition expenses	(34.2)	(24.1)	(12.6)	2.0	19.4	(49.5)
Technical profit (loss)	(155.6)	8.2	(2.0)	4.1	19.4	(125.9)
Unallocated LAE(2)	(8.2)	(0.7)	(2.3)	(0.8)	—	(12.0)
Other underwriting expenses	(17.7)	(5.9)	(4.6)	(0.5)	—	(28.7)
Underwriting (loss) income	(181.5)	1.6	(8.9)	2.8	19.4	(166.6)
Service fee revenue(3)	—	26.0	—	—	(19.4)	6.6
Managing general underwriter unallocated LAE(4)	—	—	—	—	—	—
Managing general underwriter other underwriting expenses(5)	—	—	—	—	—	—
General and administrative expenses, MGU + Runoff & Other(6)	—	(17.1)	—	(1.1)	—	(18.2)
Underwriting (loss) income, including net service fee income	(181.5)	10.5	(8.9)	1.7	—	(178.2)
Net investment income						12.1
Net realized investment (losses) gains						(24.4)
Net unrealized investment (losses) gains						(2.7)
Net foreign exchange gains (losses)						15.7
Other revenue(7)						2.9
General and administrative expenses(8)						(1.6)
Intangible asset amortization expenses						(3.9)
Interest expense on debt						(5.0)
Pre-tax (loss) income						$(185.1)
Underwriting Ratios
Loss ratio	180.0%	58.0%	81.6%	NM	NM	131.3%
Acquisition expense ratio	21.1%	32.0%	27.9%	NM	NM	17.5%
Other underwriting expense ratio	10.9%	7.8%	10.2%	NM	NM	10.1%
Combined ratio (9)	212.0%	97.8%	119.7%	NM	NM	158.9%

Goodwill and intangible assets(10)	$—	$617.3	$—	$5.0	$—	$622.3

(1)Loss and allocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(2)Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(3)Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) Income (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(4)Managing general underwriter unallocated LAE represents IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the claims process. In prior periods, all Armada and IMG expenses were disclosed within General and administrative expenses, MGU + Runoff & Other.

(5)Managing general underwriter other underwriting expenses represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the underwriting process. In prior periods, all Armada and IMG expenses were disclosed within General and administrative expenses, MGU + Runoff & Other.

(6)General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) Income (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(7)Other revenue is presented net of Service fee revenue and is comprised mainly gains of (losses) from derivatives (see Note 11) (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(8)General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(9)Ratios considered not meaningful (“NM”) to Runoff & Other and Corporate Elimination.

(10)Sirius Group does not allocate its assets by segment, with the exception of goodwill and intangible assets.

The following tables summarize the segment results for the nine months ended September 30, 2018 and 2017:

	For the Nine Months Ended September 30, 2018
			Specialty &		Corporate
(Millions)	Global Property	Global A&H	Casualty	Runoff & Other	Elimination	Total
Gross written premiums	$875.7	$375.0	$252.9	$14.6	$—	$1,518.2
Net written premiums	$569.1	$286.2	$228.3	$11.8	$—	$1,095.4
Net earned insurance and reinsurance premiums	$476.3	$258.4	$168.3	$11.5	$—	$914.5
Loss and allocated LAE(1)	(311.8)	(138.0)	(87.4)	12.3	—	(524.9)
Insurance and reinsurance acquisition expenses	(93.5)	(82.3)	(44.9)	(2.3)	34.0	(189.0)
Technical profit (loss)	71.0	38.1	36.0	21.5	34.0	200.6
Unallocated LAE(2)	(7.7)	(4.3)	(4.5)	(1.6)	(9.8)	(27.9)
Other underwriting expenses	(53.0)	(20.7)	(24.3)	(5.2)	(13.9)	(117.1)
Underwriting income (loss)	10.3	13.1	7.2	14.7	10.3	55.6
Service fee revenue(3)	—	89.5	—	—	(34.0)	55.5
Managing general underwriter unallocated LAE(4)	—	(9.8)	—	—	9.8	—
Managing general underwriter other underwriting expenses(5)	—	(13.9)	—	—	13.9	—
General and administrative expenses, MGU + Runoff & Other(6)	—	(37.5)	—	(2.9)	—	(40.4)
Underwriting income (loss), including net service fee income	10.3	41.4	7.2	11.8	—	70.7
Net investment income						51.8
Net realized investment (losses) gains						8.0
Net unrealized investment (losses) gains						29.0
Net foreign exchange gains (losses)						21.7
Other revenue(7)						40.5
General and administrative expenses(8)						(17.6)
Intangible asset amortization expenses						(11.8)
Interest expense on debt						(23.1)
Pre-tax (loss) income						$169.2
Underwriting Ratios
Loss ratio	67.1%	55.1%	54.6%	NM	NM	60.4%
Acquisition expense ratio	19.6%	31.8%	26.7%	NM	NM	20.7%
Other underwriting expense ratio	11.1%	8.0%	14.4%	NM	NM	12.8%
Combined ratio (9)	97.8%	94.9%	95.7%	NM	NM	93.9%

Goodwill and intangible assets(10)	$—	$600.1	$—	$8.1	$—	$608.2

(1)Loss and allocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(2)Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(3)Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) Income (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(4)Managing general underwriter unallocated LAE represents IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the claims process. In prior periods, all Armada and IMG expenses were disclosed within General and administrative expenses, MGU + Runoff & Other.

(5)Managing general underwriter other underwriting expenses represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the underwriting process. In prior periods, all Armada and IMG expenses were disclosed within General and administrative expenses, MGU + Runoff & Other.

(6)General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) Income (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(7)Other revenue is presented net of Service fee revenue and is comprised mainly of the right of indemnification (see Note 10), gains (losses) from derivatives (see Note 11), and the termination of the call option to purchase The Phoenix Holdings, Ltd. (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(8)General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(9)Ratios considered not meaningful (“NM”) to Runoff & Other and Corporate Elimination.

(10)Sirius Group does not allocate its assets by segment, with the exception of goodwill and intangible assets.

	For the Nine Months Ended September 30, 2017
			Specialty &		Corporate
(Millions)	Global Property	Global A&H	Casualty	Runoff & Other	Elimination	Total
Gross written premiums	$606.6	$381.4	$184.2	$(5.8)	$—	$1,166.4
Net written premiums	$450.8	$260.1	$164.5	$(0.7)	$—	$874.7
Net earned insurance and reinsurance premiums	$412.1	$214.1	$123.7	$0.7	$—	$750.6
Loss and allocated LAE(1)	(387.6)	(123.5)	(74.1)	(16.8)	—	(602.0)
Insurance and reinsurance acquisition expenses	(82.1)	(61.7)	(30.7)	4.3	26.7	(143.5)
Technical profit (loss)	(57.6)	28.9	18.9	(11.8)	26.7	5.1
Unallocated LAE(2)	(12.7)	(3.8)	(5.5)	(2.6)	—	(24.6)
Other underwriting expenses	(51.6)	(18.3)	(13.5)	(3.2)	—	(86.6)
Underwriting income (loss)	(121.9)	6.8	(0.1)	(17.6)	26.7	(106.1)
Service fee revenue(3)	—	40.6	—	—	(26.7)	13.9
Managing general underwriter unallocated LAE(4)	—	—	—	—	—	—
Managing general underwriter other underwriting expenses(5)	—	—	—	—	—	—
General and administrative expenses, MGU + Runoff & Other(6)	—	(28.5)	—	(4.1)	—	(32.6)
Underwriting income (loss), including net service fee income	(121.9)	18.9	(0.1)	(21.7)	—	(124.8)
Net investment income						44.2
Net realized investment (losses) gains						(26.9)
Net unrealized investment (losses) gains						(25.2)
Net foreign exchange gains (losses)						17.0
Other revenue(7)						(2.1)
General and administrative expenses(8)						(28.0)
Intangible asset amortization expenses						(6.3)
Interest expense on debt						(14.6)
Pre-tax (loss) income						$(166.7)
Underwriting Ratios
Loss ratio	97.1%	59.5%	64.3%	NM	NM	83.5%
Acquisition expense ratio	19.9%	28.8%	24.8%	NM	NM	19.1%
Other underwriting expense ratio	12.5%	8.5%	10.9%	NM	NM	11.5%
Combined ratio (9)	129.5%	96.8%	100.0%	NM	NM	114.1%

Goodwill and intangible assets(10)	$—	$617.3	$—	$5.0	$—	$622.3

(1)Loss and allocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(2)Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(3)Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) Income (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(4)Managing general underwriter unallocated LAE represents IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the claims process. In prior periods, all Armada and IMG expenses were disclosed within General and administrative expenses, MGU + Runoff & Other.

(5)Managing general underwriter other underwriting expenses represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the underwriting process. In prior periods, all Armada and IMG expenses were disclosed within General and administrative expenses, MGU + Runoff & Other.

(6)General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) Income (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(7)Other revenue is presented net of Service fee revenue and is comprised mainly of gains (losses) from derivatives (see Note 11) (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(8)General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(9)Ratios considered not meaningful (“NM”) to Runoff & Other and Corporate Elimination.

(10)Sirius Group does not allocate its assets by segment, with the exception of goodwill and intangible assets.

The following tables provide summary information regarding net premiums written by client location and underwriting location by reportable segment for the three months ended September 30, 2018 and 2017:

	For the Three Months Ended September 30, 2018
(Millions)	Global Property	Global A&H	Specialty & Casualty	Runoff & Other	Total
Net written premiums by client location:
United States	$62.4	$71.4	$45.3	$(0.1)	$179.0
Europe	22.8	7.4	15.8	0.1	46.1
Canada, the Caribbean, Bermuda and Latin America	24.7	2.6	2.8	—	30.1
Asia and Other	35.0	6.5	8.7	0.3	50.5
Total net written premium by client location for the three months ended September 30, 2018	$144.9	$87.9	$72.6	$0.3	$305.7
Net written premiums by underwriting location:
United States	$12.6	$27.7	$5.8	$—	$46.1
Europe	61.3	52.7	36.1	—	150.1
Canada, the Caribbean, Bermuda and Latin America	53.8	7.3	30.5	—	91.6
Asia and Other	17.2	0.2	0.2	0.3	17.9
Total written premiums by underwriting location for the three months ended September 30, 2018	$144.9	$87.9	$72.6	$0.3	$305.7

	For the Three Months Ended September 30, 2017
(Millions)	Global Property	Global A&H	Specialty & Casualty	Runoff & Other	Total
Net written premiums by client location:
United States	$46.2	$95.1	$25.2	$(0.3)	$166.2
Europe	22.2	6.1	15.4	—	43.7
Canada, the Caribbean, Bermuda and Latin America	28.9	2.1	1.5	0.1	32.6
Asia and Other	24.1	4.3	6.3	0.4	35.1
Total net written premium by client location for the three months ended September 30, 2017	$121.4	$107.6	$48.4	$0.2	$277.6
Net written premiums by underwriting location:
United States	$3.0	$37.1	$0.3	$(0.3)	$40.1
Europe	43.2	36.7	33.1	0.1	113.1
Canada, the Caribbean, Bermuda and Latin America	64.2	33.8	14.8	—	112.8
Asia and Other	11.0	—	0.2	0.4	11.6
Total written premiums by underwriting location for the three months ended September 30, 2017	$121.4	$107.6	$48.4	$0.2	$277.6

The following tables provide summary information regarding net premiums written by client location and underwriting location by reportable segment for the nine months ended September 30, 2018 and 2017:

	For the Nine Months Ended September 30, 2018
(Millions)	Global Property	Global A&H	Specialty & Casualty	Runoff & Other	Total
Net written premiums by client location:
United States	$241.0	$229.5	$119.6	$11.4	$601.5
Europe	148.4	25.1	76.0	0.1	249.6
Canada, the Caribbean, Bermuda and Latin America	69.7	8.6	7.4	—	85.7
Asia and Other	110.0	23.0	25.3	0.3	158.6
Total net written premium by client location for the nine months ended September 30, 2018	$569.1	$286.2	$228.3	$11.8	$1,095.4
Net written premiums by underwriting location:
United States	$28.8	$81.0	$9.3	$11.5	$130.6
Europe	271.5	164.5	132.8	—	568.8
Canada, the Caribbean, Bermuda and Latin America	224.0	40.1	84.3	—	348.4
Asia and Other	44.8	0.6	1.9	0.3	47.6
Total written premiums by underwriting location for the nine months ended September 30, 2018	$569.1	$286.2	$228.3	$11.8	$1,095.4

	For the Nine Months Ended September 30, 2017
(Millions)	Global Property	Global A&H	Specialty & Casualty	Runoff & Other	Total
Net written premiums by client location:
United States	$186.5	$220.4	$49.9	$(1.2)	$455.6
Europe	116.3	17.4	75.3	—	209.0
Canada, the Caribbean, Bermuda and Latin America	65.6	6.7	7.8	0.1	80.2
Asia and Other	82.4	15.6	31.5	0.4	129.9
Total net written premium by client location for the nine months ended September 30, 2017	$450.8	$260.1	$164.5	$(0.7)	$874.7
Net written premiums by underwriting location:
United States	$40.6	$80.3	$(0.3)	$(1.2)	$119.4
Europe	207.1	107.7	135.2	0.1	450.1
Canada, the Caribbean, Bermuda and Latin America	171.2	71.8	27.7	—	270.7
Asia and Other	31.9	0.3	1.9	0.4	34.5
Total written premiums by underwriting location for the nine months ended September 30, 2017	$450.8	$260.1	$164.5	$(0.7)	$874.7

Note 4. Segment information

Sirius Group classifies its business into four reportable segments—Global Property, Global Accident and Health ("Global A&H”), Specialty and Casualty (“Specialty & Casualty”), and Runoff and Other (“Runoff & Other”). The accounting policies of the reportable segments are the same as those used for the preparation of the Company’s consolidated financial statements.

The Company’s Global Property, Global A&H, Specialty & Casualty, and Runoff & Other reportable segments each have managers who are responsible for the overall profitability of their respective segments and who are directly accountable to the Company’s chief operating decision maker, the Chief Executive Officer (“CEO”) of the Company. The CEO assesses segment operating performance, allocates capital, and makes resource allocation decisions based on Technical profit (loss), Underwriting profit (loss), and Underwriting profit (loss), including net service fee revenue.

Segment results are shown prior to corporate eliminations. Corporate eliminations are shown to reconcile to consolidated Technical profit (loss), consolidated Underwriting profit (loss) and consolidated Underwriting profit (loss), including net service fee revenue.

Sirius Group does not allocate its assets by segment, with the exception of goodwill and intangible assets, and, accordingly, investment income is not allocated to each segment.

Global Property

Global Property consists of Sirius Group’s underwriting lines of business which offer other property insurance and reinsurance, property catastrophe excess reinsurance, and agriculture reinsurance on a worldwide basis:

Other Property—Sirius Group participates in the broker market for property reinsurance treaties written on a proportional and excess of loss basis. For Sirius Group’s international business, the book consists of treaty, written on both a proportional and excess of loss basis, facultative, and primary business, primarily in Europe, Asia and Latin America. In the United States, the book predominantly centers on significant participations on proportional and excess of loss treaties mostly in the excess and surplus lines segment of the market.

Property Catastrophe Excess—Property catastrophe excess of loss reinsurance treaties cover losses from catastrophic events. Sirius Group writes a worldwide book with the largest concentration of exposure in Europe and the United States. The U.S. book written in Bermuda has a national account focus supporting principally the lower and/or middle layers of large capacity programs. Additionally, Stockholm writes a U.S. book mainly consisting of select small regional and standard lines carriers. The exposures written in the international book are diversified across many countries, regions, perils and layers.

Agriculture—Sirius Group provides stop-loss reinsurance coverage to companies writing U.S. government-sponsored multi-peril crop insurance (“MPCI”). Sirius Group’s participation is net of the government’s stop-loss reinsurance protection. Sirius Group also provides coverage for crop-hail and certain named perils when bundled with MPCI business. Sirius Group also writes agriculture business outside of the United States.

Global A&H

Global A&H consists of Sirius Group’s Global A&H insurance and reinsurance underwriting unit along with two managing general underwriters (“MGU”) (Armada and IMG):

Accident and Health insurance and reinsurance—Sirius Group is an insurer of accident and health insurance business in the United States, either on an admitted or surplus lines basis, as well as international business written through IMG. Sirius Group also writes proportional and excess treaties covering employer medical stop‑loss for per person (specific) and per employer (aggregate) exposures. In addition, Sirius Group writes some medical, health, travel and personal accident coverages written on a treaty, facultative and primary basis.

IMG is a full service provider of global health & travel insurance benefits and assistance service. IMG offers various international medical insurance products, trip cancellation programs, medical management service and 24/7 emergency medical and travel assistance.

Armada is a specialty health services business that strengthens health care coverage through ArmadaGlobal and ArmadaHealth. ArmadaGlobal is a supplemental medical insurance MGU that markets and underwrites supplemental health products. ArmadaHealth is a health care data science business that focuses on the physician referral process.

Specialty & Casualty

Specialty & Casualty consists of Sirius Group’s insurance and reinsurance underwriting units which offer specialty & casualty product lines on a worldwide basis. Specialty lines represent unique risks where the more difficult and unusual risks are underwritten. Because specialty lines tend to be the more unusual or higher risks, much of the market is characterized by a high degree of specialization:

Aviation & Space provides aviation insurance that covers loss of or damage to an aircraft and the aircraft operations’ liability to passengers, cargo and hull as well as to third parties. Additionally, liability arising out of non-aircraft operations such as hangars, airports and aircraft products can be covered. Space insurance primarily covers loss of or damage to a satellite during launch and in orbit. The book consists of treaty, written on both a proportional and excess of loss basis, facultative, and primary business.

Marine provides marine reinsurance, primarily written on an excess of loss and proportional basis. Coverage offered includes damage to ships and goods in transit, marine liability lines, and offshore energy industry insurance. Sirius Group also writes yacht business, both on reinsurance and a primary basis. The marine portfolio is diversified across many countries and regions.

Trade credit writes credit and bond reinsurance worldwide. The bulk of the business is traditional short-term commercial credit insurance, covering pre-agreed domestic and export sales of goods and services with typical coverage periods of 60 to 120 days. Losses under these policies are correlated to adverse changes in a respective country’s gross national product.

Contingency—Sirius Group underwrites contingency insurance for event cancellation and non-appearance, primarily on a primary policy and facultative reinsurance basis. Additionally, coverage for liabilities arising from contractual bonus, prize redemption and over-redemption is also offered. The contingency portfolio is diversified across many countries and regions.

Casualty—Sirius Group underwrites a cross section of all casualty lines, including general liability, umbrella, auto, workers compensation, professional liability, and other specialty classes, written on a proportional and excess of loss basis.

Surety—Sirius Group underwrites commercial surety bonds, including non-construction contract bonds, in a broad range of business segments in the United States.

Environmental—Sirius Group underwrites a pure environmental insurance book in the United States consisting of four core products that revolve around pollution coverage, which are premises pollution liability, contractor’s pollution liability, contractor’s pollution and professional liability.

Runoff & Other

Runoff & Other consists of asbestos risks, environmental risks and other latent liability exposures, and results from Sirius Global Solutions. Sirius Global Solutions is a Connecticut-based division of Sirius Group specializing in the acquisition and management of runoff liabilities for insurance and reinsurance companies, both in the United States and internationally.

The following tables summarize the segment results for the years ended December 31, 2017, 2016, and 2015:

	For the year ended December 31, 2017
			Specialty &	Runoff &	Corporate
	Global Property	Global A&H	Casualty	Other	Elimination	Total
	(Millions)
Gross written premiums	$732.1	$494.6	$218.1	$(5.5)	$—	$1,439.3
Net written premiums	$556.2	$341.5	$193.0	$(0.5)	$—	$1,090.2
Net earned insurance and reinsurance premiums	$564.4	$306.8	$163.2	$0.9	$—	$1,035.3
Loss and allocated LAE(1)	(499.5)	(175.0)	(99.6)	(11.0)	—	(785.1)
Insurance and reinsurance acquisition expenses	(112.9)	(89.6)	(41.1)	3.5	42.9	(197.2)
Technical profit (loss)	(48.0)	42.2	22.5	(6.6)	42.9	53.0
Unallocated LAE(2)	(12.9)	(4.8)	(5.3)	(3.1)	—	(26.1)
Other underwriting expenses	(63.3)	(23.4)	(16.5)	(2.9)	—	(106.1)
Underwriting (loss) income	(124.2)	14.0	0.7	(12.6)	42.9	(79.2)
Service fee revenue(3)	—	65.9	—	—	(42.9)	23.0
General and administrative expenses, MGU + Runoff & Other(4)	—	(44.8)	—	(4.0)	—	(48.8)
Underwriting (loss) income, including net service fee income	(124.2)	35.1	0.7	(16.6)	—	(105.0)
Net investment income	—	—	—	—	—	56.8
Net realized investment (losses) gains	—	—	—	—	—	(27.2)
Net unrealized investment (losses) gains	—	—	—	—	—	(10.5)
Net foreign exchange gains (losses)	—	—	—	—	—	9.2
Gain on revaluation of contingent consideration	—	—	—	—	—	48.8
Other revenue(5)	—	—	—	—	—	(1.3)
General and administrative expenses(6)	—	—	—	—	—	(43.1)
Intangible asset amortization expenses	—	—	—	—	—	(10.2)
Impairment of intangible assets	—	—	—	—	—	(5.0)
Interest expense on debt	—	—	—	—	—	(22.4)
Pre-tax (loss) income	—	—	—	—	—	$(109.9)
Underwriting Ratios					—
Loss ratio	90.8%	58.6%	64.3%	NM	NM	78.4%
Acquisition expense ratio	20.0%	29.2%	25.2%	NM	NM	19.0%
Other underwriting expense ratio	11.2%	7.6%	10.1%	NM	NM	10.2%
Combined ratio(7)	122.0%	95.4%	99.6%	NM	NM	107.6%
Goodwill and intangible assets(8)	$—	$612.3	$—	$5.0	$—	$617.3
(1)

Loss and allocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(2)

Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(3)

Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) Income (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(4)

General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) Income (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(5)	Other revenue is presented net of Service fee revenue (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).
(6)

General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(7)	Ratios considered not meaningful (“NM”) to Runoff & Other and Corporate Elimination.
(8)	Sirius Group does not allocate its assets by segment, with the exception of goodwill and intangible assets.

	For the year ended December 31, 2016
			Specialty &	Runoff &	Corporate
	Global Property	Global A&H	Casualty	Other	Elimination	Total
	(Millions)
Gross written premiums	$634.9	$436.1	$170.7	$27.3	$—	$1,269.0
Net written premiums	$514.2	$277.6	$137.4	$8.9	$—	$938.1
Net earned insurance and reinsurance premiums	$481.8	$272.2	$135.2	$0.9	$—	$890.1
Loss and allocated LAE(1)	(256.6)	(164.8)	(71.2)	(2.6)	—	(495.2)
Insurance and reinsurance acquisition expenses	(100.3)	(71.7)	(37.7)	(0.6)	—	(210.3)
Technical profit (loss)	124.9	35.7	26.3	(2.3)	—	184.6
Unallocated LAE(2)	(11.9)	(6.8)	(4.4)	(1.0)	—	(24.1)
Other underwriting expenses	(65.1)	(23.3)	(15.1)	(3.8)	—	(107.3)
Underwriting (loss) income	47.9	5.6	6.8	(7.1)	—	53.2
Service fee revenue(3)	—	—	—	4.3	—	4.3
General and administrative expenses, MGU + Runoff & Other(4)	—	—	—	(6.2)	—	(6.2)
Underwriting (loss) income, including net service fee income	47.9	5.6	6.8	(9.0)	—	51.3
Net investment income	—	—	—	—	—	56.2
Net realized investment (losses) gains	—	—	—	—	—	288.3
Net unrealized investment (losses) gains	—	—	—	—	—	(238.2)
Net foreign exchange gains (losses)	—	—	—	—	—	(11.0)
Gain on revaluation of contingent consideration	—	—	—	—	—	—
Other revenue(5)	—	—	—	—	—	4.8
General and administrative expenses(6)	—	—	—	—	—	(78.9)
Intangible asset amortization expenses	—	—	—	—	—	—
Impairment of intangible assets	—	—	—	—	—	—
Interest expense on debt	—	—	—	—	—	(34.6)
Pre-tax (loss) income	—	—	—	—	—	$37.9
Underwriting Ratios
Loss ratio	55.7%	63.0%	55.9%	NM	NM	58.3%
Acquisition expense ratio	20.8%	26.3%	27.9%	NM	NM	23.6%
Other underwriting expense ratio	13.5%	8.6%	11.2%	NM	NM	12.1%
Combined ratio(7)	90.0%	97.9%	95.0%	NM	NM	94.0%
Goodwill and intangible assets(8)	$—	$—	$—	$5.0	$—	$5.0
(1)

Loss and allocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(2)

Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(3)

Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) Income (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(4)

General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) Income (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(5)	Other revenue is presented net of Service fee revenue (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).
(6)

General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(7)	Ratios considered not meaningful (“NM”) to Runoff & Other and Corporate Elimination.
(8)	Sirius Group does not allocate its assets by segment, with the exception of goodwill and intangible assets.

	For the year ended December 31, 2015
			Specialty &	Runoff &	Corporate
	Global Property	Global A&H	Casualty	Other	Elimination	Total
	(Millions)
Gross written premiums	$574.7	$385.9	$182.4	$17.5	$—	$1,160.5
Net written premiums	$440.7	$262.3	$147.5	$(2.9)	$—	$847.6
Net earned insurance and reinsurance premiums	$446.0	$258.1	$138.2	$4.7	$—	$847.0
Loss and allocated LAE(1)	(156.8)	(151.6)	(91.0)	4.6	—	(394.8)
Insurance and reinsurance acquisition expenses	(84.0)	(70.9)	(32.3)	(2.6)	—	(189.8)
Technical profit (loss)	205.2	35.6	14.9	6.7	—	262.4
Unallocated LAE(2)	(10.3)	(6.5)	(6.8)	(4.3)	—	(27.9)
Other underwriting expenses	(65.8)	(24.2)	(15.6)	(2.3)	—	(107.9)
Underwriting (loss) income	129.1	4.9	(7.5)	0.1	—	126.6
Service fee revenue(3)	—	—	—	1.0	—	1.0
General and administrative expenses, MGU + Runoff & Other(4)	—	—	—	(4.0)	—	(4.0)
Underwriting (loss) income, including net service fee income	129.1	4.9	(7.5)	(2.9)	—	123.6
Net investment income	—	—	—	—	—	39.9
Net realized investment (losses) gains	—	—	—	—	—	138.5
Net unrealized investment (losses) gains	—	—	—	—	—	102.5
Net foreign exchange gains (losses)	—	—	—	—	—	(18.2)
Gain on revaluation of contingent consideration	—	—	—	—	—	—
Other revenue(5)	—	—	—	—	—	(3.4)
General and administrative expenses(6)	—	—	—	—	—	(23.1)
Intangible asset amortization expenses	—	—	—	—	—	—
Impairment of intangible assets	—	—	—	—	—	—
Interest expense on debt	—	—	—	—	—	(26.6)
Pre-tax (loss) income	—	—	—	—	—	$333.2
Underwriting Ratios
Loss ratio	37.5%	61.3%	70.8%	NM	NM	49.9%
Acquisition expense ratio	18.8%	27.5%	23.4%	NM	NM	22.4%
Other underwriting expense ratio	14.8%	9.4%	11.3%	NM	NM	12.7%
Combined ratio(7)	71.1%	98.2%	105.5%	NM	NM	85.0%
Goodwill and intangible assets(8)	$—	$—	$—	$10.2	$—	$10.2
(1)

Loss and allocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(2)

Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(3)

Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) Income (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(4)

General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) Income (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(5)	Other revenue is presented net of Service fee revenue (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).
(6)

General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(7)	Ratios considered not meaningful (“NM”) to Runoff & Other and Corporate Elimination.
(8)	Sirius Group does not allocate its assets by segment, with the exception of goodwill and intangible assets.

The following tables provide summary information regarding net premiums written by client location and underwriting location by reportable segment for the years ended December 31, 2017, 2016, and 2015:

	For the year ended December 31, 2017
			Specialty &	Runoff &
	Global Property	Global A&H	Casualty	Other	Total
	(Millions)
Net written premiums by client location:
United States	$220.8	$284.5	$59.0	$(1.2)	$563.1
Europe	142.4	28.2	91.7	—	262.3
Canada, the Caribbean, Bermuda and Latin America	93.0	9.5	8.7	0.2	111.4
Asia and Other	100.0	19.3	33.6	0.5	153.4
Total net written premium by client location	$556.2	$341.5	$193.0	$(0.5)	$1,090.2
Net written premiums by underwriting location:
United States	$54.4	$98.2	$(1.0)	$(1.1)	$150.5
Europe	239.4	196.4	147.5	—	583.3
Canada, the Caribbean, Bermuda and Latin America	225.2	46.4	43.9	—	315.5
Asia and Other	37.2	0.5	2.6	0.6	40.9
Total written premiums by underwriting location	$556.2	$341.5	$193.0	$(0.5)	$1,090.2

	For the year ended December 31, 2016
			Specialty &	Runoff &
	Global Property	Global A&H	Casualty	Other	Total
	(Millions)
Net written premiums by client location:
United States	$214.8	$211.7	$28.4	$8.1	$463.0
Europe	146.0	34.0	78.9	—	258.9
Canada, the Caribbean, Bermuda and Latin America	67.4	9.4	11.3	0.2	88.3
Asia and Other	86.0	22.5	18.8	0.6	127.9
Total net written premium by client location	$514.2	$277.6	$137.4	$8.9	$938.1
Net written premiums by underwriting location:
United States	$192.9	$111.6	$6.5	$8.3	$319.3
Europe	238.3	164.2	128.8	—	531.3
Canada, the Caribbean, Bermuda and Latin America	50.1	1.4	—	—	51.5
Asia and Other	32.9	0.4	2.1	0.6	36.0
Total written premiums by underwriting location	$514.2	$277.6	$137.4	$8.9	$938.1

	For the year ended December 31, 2015
			Specialty &	Runoff &
	Global Property	Global A&H	Casualty	Other	Total
	(Millions)
Net written premiums by client location:
United States	$163.5	$209.2	$29.1	$(4.3)	$397.5
Europe	134.6	22.6	81.5	3.2	241.9
Canada, the Caribbean, Bermuda and Latin America	74.9	12.0	14.1	0.2	101.2
Asia and Other	67.7	18.5	22.8	(2.0)	107.0
Total net written premium by client location	$440.7	$262.3	$147.5	$(2.9)	$847.6
Net written premiums by underwriting location:
United States	$156.9	$104.2	$8.2	$(4.1)	$265.2
Europe	203.5	157.9	136.8	0.8	499.0
Canada, the Caribbean, Bermuda and Latin America	49.6	—	0.1	—	49.7
Asia and Other	30.7	0.2	2.4	0.4	33.7
Total written premiums by underwriting location	$440.7	$262.3	$147.5	$(2.9)	$847.6